INCOME TAXES	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES
9.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law and its implementing rules permit qualified “High and New Technologies Enterprise” (the “HNTE”) to enjoy a reduced 15% EIT income tax rate. The HNTE certificate is effective for a period of three years. Certain PRC subsidiaries, VIEs and VIEs’ subsidiaries, including Beijing U-Tiger Business, Beijing Yixin and Beijing U-Tiger Network, are qualified HNTEs and enjoy a reduced income tax rate of 15% for the three years presented, and Hangzhou U-Tiger, Guangzhou U Tiger and Beijing Xiangshang are qualified HNTEs and enjoy a reduced income tax rate of 15% for the six months ended June 30, 2023 and 2024. An entity could re-apply for the HNTE certificate when the prior certificate expires. Historically, all companies successfully re-applied for the certificates when the prior once expired. The Group’s other subsidiaries are subject to income tax rate of 25%, according to EIT Law.

New Zealand

The Group’s subsidiaries, TBNZ and TFNZ are located in New Zealand and are subject to an income tax rate of 28% for taxable income earned in New Zealand.

Hong Kong

The Group’s subsidiaries incorporated in Hong Kong are subject to a profits tax rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

USA

The Group’s subsidiaries incorporated in the USA are subject to a federal income tax rate of 21% for taxable income earned in the USA. Taxable income apportioned to New York, New York City, and New Jersey is also subject to tax at statutory tax rates of 6.5%, 8.85%, and 11.5%, respectively.

9.
INCOME TAXES (Continued)

Singapore

The Group’s subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore.

Australia

The Group’s subsidiaries incorporated in Australia are subject to an income tax rate of 30% for taxable income earned in Australia.